SUPPLEMENT DATED NOVEMBER 8, 2013
TO THE PROSPECTUS FOR
PRINCIPAL LIFETIME INCOME SOLUTIONS
DATED AUGUST 1, 2013

This supplement updates information in the prospectus dated August 1, 2013, for Principal Lifetime Income Solutions which is issued by Principal Life Insurance Company. This supplement should be read in its entirety and kept together with your prospectus for future reference. Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the prospectus. The page numbers listed in this supplement refer to pages in your current prospectus, and the pages are located after the Privacy Notices at the front of your prospectus.

SEPARATE ACCOUNT INVESTMENT OPTIONS (Change on current page 1)
Under “Principal Variable Contracts Funds- Class 2”, delete all three bullet points and substitute:

•	Diversified Balanced Managed Volatility Account(2)(3)

•	Diversified Growth Managed Volatility Account(2)(3)

•	Diversified Balanced Account(2)(4)

•	Diversified Growth Account(2)(4)

•	Diversified Income Account(2)
Immediately below the text of footnote (2), add the following footnotes:

(3)	Investment option available on or around December 1, 2013.

(4)	Effective December 1, 2013, the Diversified Balanced Account and Diversified Growth Account are no longer available to customers with an application signature date on or after December 1, 2013.

SUMMARY OF EXPENSE INFORMATION (Change on current page 8)
Delete the table labeled “Minimum and Maximum Annual Underlying Mutual Fund Operating Expenses as of December 31, 2012” and substitute:

Minimum and Maximum Annual Underlying Mutual Fund Operating Expenses as of December 1, 2013 (includes funds no longer available for new contracts)
	Minimum	Maximum
Total annual underlying mutual fund operating expenses (expenses that are deducted from underlying mutual fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses)*	0.55%	0.66%

SUMMARY OF EXPENSE INFORMATION (Change on current page 9)
Under the EXAMPLE heading, delete the table and substitute:

	If you surrender your Contract at the end of the applicable time period				If you do not surrender your Contract				If you fully annuitize your Contract at the end of the applicable time period
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (0.66%)	$914	$1,691	$2,296	$3,915	$367	$1,129	$1,911	$3,915	$367	$1,129	$1,911	$3,915
Minimum Total Underlying Mutual Fund Operating Expenses (0.55%)	$904	$1,661	$2,245	$3,815	$356	$1,097	$1,858	$3,815	$356	$1,097	$1,858	$3,815

SUMMARY (Change on current page 10)
Under the Investment Limitations heading, delete the bullet point that begins with “The divisions available are” and substitute:

•
The divisions available are Diversified Balanced Managed Volatility, Diversified Growth Managed Volatility, and Diversified Income. For more information on these divisions, see 11. TABLE OF SEPARATE ACCOUNT DIVISIONS. Each division invests in shares of an underlying mutual fund. More detailed information about the underlying mutual funds may be found in the current prospectus for each underlying mutual fund. These underlying mutual fund prospectuses are bound together with this prospectus.

INVESTMENT OPTIONS (Change on current page 22)
Under the Separate Account Divisions heading, delete the first two bullet points and substitute:

•	Diversified Balanced Managed Volatility Account;

•	Diversified Growth Managed Volatility Account; or
Under the Separate Account Divisions heading, directly below the three bullet points, delete the sentence that begins with “For more information about” and add the following:

NOTE:	Previously, we made available Diversified Balanced Account and Diversified Growth Account.
For more information about the Diversified Balanced Managed Volatility Account, Diversified Growth Managed Volatility Account, and Diversified Income Account, see the underlying fund’s prospectus provided with this prospectus.

LIVING BENEFIT- GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB) (Change on current pages 34-35)
In the table titled GMWB Summary (for applications signed on or after August 1, 2013, in states that have approved the most recent version of the rider), delete the Investment Restrictions section of the table and substitute with:

Investment Restrictions
You must select either:
• Diversified Balanced Managed Volatility;
• Diversified Growth Managed Volatility; or
• Diversified Income.
There are no additional restrictions on allocations to the Fixed Account.

ADDITIONAL INFORMATION ABOUT THE CONTRACT (Change on current page 51)
Under the Distribution of the Contract heading, delete the first paragraph and substitute:

The Company has appointed Princor Financial Services Corporation (“Princor”) (Des Moines, Iowa 50392-0200), a broker-dealer registered under the Securities Exchange Act of 1934, a member of the Financial Industry Regulatory Authority and affiliate of the Company, as the distributor and principal underwriter of the Contract. Princor is paid 6.50% of premium payments by the Company for the distribution of the Contract. Princor also may receive 12b-1 fees in connection with purchases and sales of mutual funds underlying the Contracts. Princor currently receives 12b-1 fees for the Diversified Balanced Managed Volatility Account, Diversified Growth Managed Volatility Account, Diversified Balanced Account, Diversified Growth Account, and Diversified Income Account.

TABLE OF SEPARATE ACCOUNT DIVISIONS (Change on current page 59)
Delete all information in the section and substitute:

Diversified Balanced Managed Volatility Division (This underlying mutual fund is a fund of funds.) (this fund is available beginning on or around December 1, 2013)
Invests in:	Principal Variable Contracts Funds Diversified Balanced Managed Volatility Account - Class 2
Investment Advisor:	Principal Management Corporation
Investment Objective:	seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk, with an emphasis on managing volatility.

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Diversified Growth Managed Volatility Division (This underlying mutual fund is a fund of funds.) (this fund is available beginning on or around December 1, 2013)
Invests in:	Principal Variable Contracts Funds Diversified Growth Managed Volatility Account - Class 2
Investment Advisor:	Principal Management Corporation
Investment Objective:	seeks to provide long-term capital appreciation, with an emphasis on managing volatility.
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Diversified Balanced Division (This underlying mutual fund is a fund of funds.) (no longer available to new customers with an application signature dated on or after 12/1/2013)
Invests in:	Principal Variable Contracts Funds Diversified Balanced Account - Class 2
Investment Advisor:	Principal Management Corporation
Investment Objective:	seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk.

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Diversified Growth Division (This underlying mutual fund is a fund of funds.) (no longer available to new customers with an application signature dated on or after 12/1/2013)
Invests in:	Principal Variable Contracts Funds Diversified Growth Account - Class 2
Investment Advisor:	Principal Management Corporation
Investment Objective:	seeks to provide long-term capital appreciation.

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Diversified Income Division (This underlying mutual fund is a fund of funds.)
Invests in:	Principal Variable Contracts Funds Diversified Income Account - Class 2
Investment Advisor:	Principal Management Corporation
Investment Objective:	seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation).
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Money Market Division
Invests in:	Principal Variable Contracts Funds Money Market Account – Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks as high a level of current income as is considered consistent with preservation of principal and maintenance of liquidity.

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